Long-term loan (Tables)	12 Months Ended
Oct. 31, 2025
Borrowings [abstract]
Disclosure of detailed information about continuity of the long-term loan [Table Text Block]
Balance, October 31, 2023	$43,254
Accrued interest	1,764
Foreign exchange	(212)
Balance, October 31, 2024	$44,806
Accrued interest	2,141
Foreign exchange	(326)
Balance, October 31, 2025	$46,621

Disclosure of detailed information about maturity analysis of the Company's undiscounted contractual loan obligations [Table Text Block]
USD
Less than one year	$2,167
Between one and five years	$43,700